TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	17	4
Other payables	28	28
Total other	45	32
Total trade payables and other	45	32
Current
Trade payables	1,438	1,065
Fixed assets payables	36	22
Employees' entitlements	181	185
Taxes payable other than income tax	44	16
Contract liabilities and other liabilities to customers	75	77
Other payables	10	12
Total other	346	312
Total trade payables and other	€ 1,784	€ 1,377